Trade Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Trade Accounts Receivable [Abstract]
Schedule of Age Accounts Receivable Along with the Expected Credit Losses and Present Value Adjustment	The age of accounts receivable along with the expected credit losses and present value adjustment are as follows:
	December 31, 2023	December 31, 2022
Current receivables
Domestic sales	1,920,310	2,137,350
Foreign sales	852,566	969,442
Subtotal	2,772,876	3,106,792
Overdue receivables:
From 1 to 30 days	397,753	482,104
From 31 to 60 days	93,175	113,266
From 61 to 90 days	29,490	66,493
Above 90 days	188,300	199,084
Expected credit losses	(84,913)	(82,636)
Present value adjustment(1)	(5,825)	(6,978)
Subtotal	617,980	771,333
Trade accounts receivable, net	3,390,856	3,878,125

(1)      The Group discounts its receivables to present value using interest rates directly related to customer credit profiles. The monthly interest used to calculate the present value of outstanding receivables on December 31, 2023 were, mostly in Brazil, 1.2%, and 1.3% at December 31, 2022). Realization of the present value adjustment is recognized as deduction item to sales revenue.

Schedule of Changes in the Allowance for Expected Credit Losses	The resulting bad debt expense is recognized in the statement of income within “Selling Expenses”. Below are the changes in the allowance for expected credit losses:
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at the beginning of the period	(82,636)	(82,318)	(79,638)
Additions	(9,906)	(9,230)	(12,289)
Write-offs/Reversals	9,580	10,351	8,541
Exchange rate variation	(1,951)	(1,439)	968
Balance at the end of the period	(84,913)	(82,636)	(82,418)